Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Contract Revenue [Line Items]
Total	¥ 1,658,863	¥ 1,527,283	¥ 1,502,052
Fees and commissions on deposits
Disaggregation of Contract Revenue [Line Items]
Total	51,032	50,131	53,684
Fees and commissions on remittances and transfers
Disaggregation of Contract Revenue [Line Items]
Total	157,236	165,288	169,407
Fees and commissions on foreign trading business
Disaggregation of Contract Revenue [Line Items]
Total	56,344	79,353	66,025
Fees and commissions on credit card business
Disaggregation of Contract Revenue [Line Items]
Total	207,080	199,625	238,112
Fees and commissions on security-related services
Disaggregation of Contract Revenue [Line Items]
Total	264,530	244,017	221,494
Fees and commissions on administration and management services for investment funds
Disaggregation of Contract Revenue [Line Items]
Total	286,549	235,497	184,559
Trust fees
Disaggregation of Contract Revenue [Line Items]
Total	133,322	125,658	119,919
Guarantee fees
Disaggregation of Contract Revenue [Line Items]
Total	45,849	43,889	46,322
Insurance commissions
Disaggregation of Contract Revenue [Line Items]
Total	42,353	42,117	44,415
Fees and commissions on real estate business
Disaggregation of Contract Revenue [Line Items]
Total	65,611	48,110	49,764
Other fees and commissions
Disaggregation of Contract Revenue [Line Items]
Total	¥ 348,957	¥ 293,598	¥ 308,351